Long-term debt	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Long-term debt

16.	Long-term debt:

	June 30, 2026	June 30, 2025
Long-term loans	$50,876	$52,739
Construction loans	13,978	9,573
Highly Affected Sectors Credit Availability Program	537	648
Total	65,391	62,960
Less: current portion	13,613	9,170
Long-term portion	$51,778	$53,790

Long-term loans

The Company’s long-term loans are secured by underlying solar power system assets, including power purchase agreements known as Feed-in-Tariff (“FIT”) contracts, site leases, and project agreements. The loans bear either variable interest rates ranging from 1.56% to 3.34% plus the Canadian Overnight Repo Rate Average (“CORRA”) and fixed interest rates ranging from 4.45% to 6.06%, with remaining terms of 0 to 14 years maturing between 2026 and 2040.

In July 2026, the Company amended the terms of certain loan agreements to extend the maturity date to October 2026. Management assessed the amendment under IFRS 9 and concluded that the modification was not substantial. Accordingly, the existing financial liability was not derecognized.

Certain loans within the portfolio carry an annual fixed interest rate of 4.75% through interest-rate swap agreements that convert originally variable-rate terms based on the three-month Banker’s Acceptance Rate plus 1.98%. These loans mature in December 2029, with interest payable quarterly and principal payable semi-annually.

Interest expense on long-term loans was $2,819, $2,661 and $153 for the years ended June 30, 2026, 2025 and 2024, respectively.

Certain project debt agreements require the Company to maintain restricted cash balances in designated reserve accounts. These balances are not available for general corporate purposes and are held at the project level to satisfy financing requirements.

Interest rate swaps are accounted for as derivative assets or liabilities and recorded at fair value in the consolidated statements of financial position. Changes in fair value are recorded in profit or loss. For the years ended June 30, 2026, 2025 and 2024, the Company recorded a fair value gain of $109 and losses of $1,340 and $137, respectively.

Construction loans

During the year ended June 30, 2025, the Company entered into a credit agreement with Royal Bank of Canada (“RBC”) as Lenders, Administrative Agent and Collateral Agent for the Lenders, and obtained an advancement of $10,091 for the construction of certain BESS projects in Ontario. RBC retained an upfront fee amount of $814. The Company entered into interest rate swap agreement on the loan to fix the annual interest rate at 5.085%. Subsequent to year-end June 30, 2025, the credit agreement was amended to increase the total credit commitment. The amendment did not result in any additional borrowings or a change in the principal amount outstanding. The amendment did not give rise to a substantial modification or extinguishment of a financial liability. In connection with the amendment, RBC retained an upfront fee amount of $92. For the year ended June 30, 2026, the Company recorded fair value change loss of $179, in comprehensive income (loss) (2025 and 2024 – nil). In September 2026, the Company converted its construction loan into a term loan facility. The outstanding loan balance at the date of conversion was $11,255. The Company incurred transaction costs of $156 in connection with the conversion.

The Geddes construction loan was converted in January 2026. At the date of conversion, the outstanding principal balance was $1,696. Transaction costs of $36 were incurred and are netted against the carrying amount of the loan in accordance with IFRS 9. The loan bears interest at a fixed rate of 7.67% per annum.

POWERBANK CORPORATION

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2026, 2025 and 2024

16.	Long-term debt (continued):

Highly Affected Sectors Credit Availability Program

In 2021, the Company received a Highly Affected Sectors Credit Availability Program (“HASCAP”) loan for a total of $1,000 at 4% annual from Bank of Montreal. The loan has a ten-year amortization period with interest payment only for the first year. Principal payments commenced in May 2022. Interest recorded for the years ended June 30, 2026, 2025 and 2024 was $25, $28 and $32, respectively.

Estimated principal repayments for the Company’s long-term debt are as follows:

2027	$13,613
2028	6,149
2029	12,075
2030	6,058
2031 onwards	27,496
Total	$65,391

As at June 30, 2026, the Company did not have any events of default with its long-term debt.